Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details)	Jun. 30, 2025 USD ($)
Schedule of Estimated Future Amortization Expenses [Abstract]
2026	$ 302,335
2027	253,243
2028	237,704
2029	221,324
2030	$ 147,616